Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fees and commissions receivable
Payment services	£ 460	£ 445
Credit and debit card fees	231	219
Lending and financing	321	348
Investment management, trustee and fiduciary services	137	132
Underwriting fees	77	124
Other	86	162
Total	1,312	1,430
Fees and commissions payable	(285)	(392)
Net fees and commissions	1,027	1,038
Retail Banking
Fees and commissions receivable
Payment services	145	129
Credit and debit card fees	149	144
Lending and financing	6	37
Investment management, trustee and fiduciary services	1	1
Other	32	34
Total	333	345
Fees and commissions payable	(160)	(141)
Net fees and commissions	173	204
Ulster Bank RoI
Fees and commissions receivable
Payment services	28	28
Credit and debit card fees	8	10
Lending and financing	7	7
Investment management, trustee and fiduciary services	1	1
Other		2
Total	44	48
Fees and commissions payable	(6)	(4)
Net fees and commissions	38	44
Commercial Banking
Fees and commissions receivable
Payment services	255	256
Credit and debit card fees	69	60
Lending and financing	242	241
Other	63	48
Total	629	605
Fees and commissions payable	(69)	(53)
Net fees and commissions	560	552
Private Banking
Fees and commissions receivable
Payment services	16	14
Credit and debit card fees	4	4
Lending and financing	4	2
Investment management, trustee and fiduciary services	113	113
Other	19	18
Total	156	151
Fees and commissions payable	(32)	(21)
Net fees and commissions	124	130
RBS International
Fees and commissions receivable
Payment services	6	9
Credit and debit card fees	1	1
Lending and financing	28	15
Investment management, trustee and fiduciary services	22	17
Other	3	2
Total	60	44
Fees and commissions payable	(1)	(1)
Net fees and commissions	59	43
NatWest Markets
Fees and commissions receivable
Payment services	10	9
Lending and financing	34	46
Underwriting fees	77	124
Other	25	98
Total	146	277
Fees and commissions payable	(63)	(201)
Net fees and commissions	83	76
Central items and other
Fees and commissions receivable
Other	(56)	(40)
Total	(56)	(40)
Fees and commissions payable	46	29
Net fees and commissions	£ (10)	£ (11)